Alpha Growth Portfolio
Intrinsic Value Portfolio
S&P STARS Portfolio
S&P STARS Opportunities Portfolio
The Insiders Select Fund
High Yield Total Return Portfolio
(each, a series of The Bear Stearns Funds)

BEAR STEARNS	IMPORTANT NOTICE

SHAREHOLDER PARTICPATION IS REQUIRED
REGARDING YOUR MUTUAL FUND INVESTMENT
IN THE BEAR STEARNS FUNDS

Dear Shareholder:

On several occasions we have attempted to contact you regarding your investment in the Bear Stearns Funds ("the Funds"). Each Fund has asked its shareholders to vote on an agreement and plan of reorganization to allow it to transfer all of its assets in a tax-free reorganization to a similarly-managed Dreyfus mutual fund. Since several Funds have not received sufficient votes to decide this proposal at a shareholder meeting held on March 11th, each of these Funds has elected to adjourn its Special Meeting of Shareholders until Thursday, April 8, 2004.

We strongly encourage you to participate in this proposed matter by voting your shares. Please take a moment to do so today and help avoid any further adjournment on this matter.

You may utilize one of the options below to ensure that your vote is promptly recorded in time for the Meeting:

1.	Vote by Telephone . You may cast your vote by telephone by calling our toll-free proxy hotline at (800) 249-7115. Our representatives are available to record your vote Monday through Friday from 9:00 a.m. to 10:00 p.m. Eastern time.

2.	Vote Through the Internet. You may cast your vote using the Internet by logging into the Internet address located on the enclosed proxy card and following the instructions on the website.

3.	Vote by Mail. You may cast your vote by mail by signing, dating and mailing the enclosed proxy card in the postage-prepaid return envelope provided. If available, please utilize one of the first two options above to insure that your response is received in time for the Special Meeting on April 8th.

DON'T HESITATE. PLEASE VOTE TODAY!

If you have any questions relating to this Shareholder Meeting or voting your shares, you may call us toll-free at (800) 249-7115 between the hours of 9:00 a.m. and 10:00 p.m. Eastern time Monday through Friday. As the meeting date approaches, you may receive a call encouraging you to vote your shares in order to be represented at the Meeting.

Thank you for your attention to this matter.

BEAR STEARNS	IMPORTANT NOTICE

SHAREHOLDER PARTICPATION IS REQUIRED
REGARDING YOUR MUTUAL FUND INVESTMENT
IN THE BEAR STEARNS FUNDS

Dear Shareholder:

On several occasions we have attempted to contact you regarding your investment in the Bear Stearns Funds ("the Funds"). Each Fund has asked its shareholders to vote on an agreement and plan of reorganization to allow it to transfer all of its assets in a tax-free reorganization to a similarly-managed Dreyfus mutual fund. Since several Funds have not received sufficient votes to decide this proposal at a shareholder meeting held on March 11th, each of these Funds has elected to adjourn its Special Meeting of Shareholders until Thursday, April 8, 2004.

We strongly encourage you to participate in this proposed matter by voting your shares. Please take a moment to do so today and help avoid any further adjournment on this matter.

You may utilize one of the options below to ensure that your vote is promptly recorded in time for the Meeting:

1.	Vote Through the Internet. You may cast your vote using the Internet by logging into the Internet address located on the enclosed proxy card and following the instructions on the website.

2.	Vote by Mail. You may cast your vote by mail by signing, dating and mailing the enclosed proxy card in the postage-prepaid return envelope provided. If available, please utilize one of the first two options above to insure that your response is received in time for the Special Meeting on April 8th.

DON’T HESITATE. PLEASE VOTE TODAY!

If you have any questions relating to this Shareholder Meeting or voting your shares, you may call us toll-free at (800) 249-7115 (ask for extension 100) between the hours of 9:00 a.m. and 10:00 p.m. Monday through Friday.

Thank you for your attention to this matter.